Note 16 - Components of Expenses (Tables)	12 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Disclosure of general and administrative expense [text block]
	2021	2020
	$	$
General and Administration Expenses
Depreciation expense	40	8
Stock based compensation	614	639
Facilities and operations	304	253
Public company expenses	4,677	1,004
Salaries and benefits	890	596
CPRIT grant claimed in eligible expenses (Note 12)	-	(125)
	6,525	2,375

Disclosure of research and development expense [text block]
	2021	2020
	$	$
Research and Development Expenses
Chemistry, manufacturing, and controls	2,356	343
Regulatory	801	433
Discovery and pre-clinical	2,896	1,899
Clinical	1,225	1,528
Salaries and benefits	1,413	1,095
Licensing, patent, legal fees and royalties	1,620	811
Stock based compensation	391	486
CPRIT grant claimed in eligible expenses (Note 12)	-	(951)
Other research and development expenses	168	226
	10,870	5,870